OTHER NON-CURRENT LIABILITIES (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
OTHER NON-CURRENT LIABILITIES
Warranty-non-current	¥ 18,943,797		¥ 18,142,302
Refundable payment received from franchised stores-non-current	5,045,054
Deposits for construction of building-non-current	903,395		4,216,666
Other non-current liabilities	¥ 24,892,246	$ 3,814,905	¥ 22,358,968